Asset Retirement Obligations	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligations

8. ASSET RETIREMENT OBLIGATIONS

A summary of the changes in asset retirement obligations is included in the table below:

Nine Months Ended September 30, 2017
(in thousands)
Balance, beginning of year	$66,028
Liabilities incurred	1,202
Liabilities assumed with acquired producing properties	705
Liabilities settled	(6,083)
Liabilities transferred in disposition of properties	(47)
Revisions to estimates	5,860
Accretion expense	1,447

Balance, September 30, 2017	69,112
Less: Current portion	3,960

Long-term portion	$65,152

The total revisions to estimates include approximately $2.6 million related to additions to oil and natural gas properties with the remaining revisions related to the difference between our beginning asset retirement obligation and the actual settlement amounts for the nine months ended September 30, 2017.

NOTE 8–ASSET RETIREMENT OBLIGATIONS

A summary of the changes in our asset retirement obligations is included in the table below:

	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Balance, beginning of year	$63,083	$65,193	$58,838
Liabilities incurred	1,438	1,988	1,129
Liabilities assumed with acquired producing properties	—	—	3,002
Liabilities settled	(2,125)	(1,794)	(3,942)
Liabilities transferred in sales of properties	(3,036)	(3,149)	(1,886)
Revisions to estimates	4,494	(1,231)	5,854
Accretion expense	2,174	2,076	2,198

Balance, end of year	66,028	63,083	65,193
Less: Current portion	4,900	2,592	3,457

Long-term portion	$61,128	$60,491	$61,736

The total revisions included $1.3 million related to additions to property, plant and equipment for the year ended December 31, 2016. Total revisions included $1.5 million related to reductions and $2.9 million related to additions to property, plant and equipment for the years ended December 31, 2015 and 2014, respectively.